Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Variable Portfolio - Partners International Growth Fund Class 1
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Growth Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 85	0.85%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer staples sector, an overweight to the energy sector and the Fund’s cash position buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Co., Ltd., a manufacturer of integrated circuits and wafers; MediaTek, Inc., a Taiwan-based manufacturer of computer peripherals oriented integrated circuits; and Dollarama, Inc., a Canada-based online shopping platform, were among the top contributors to the Fund’s relative performance. Relative underweights to Nestlé SA, a multinational food and drink processing conglomerate, and Novo Nordisk A/S, a multinational pharmaceutical company, also contributed to relative performance during the period.
Top Performance Detractors
Stock selection
| Selections in the industrials, financials and energy sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the communication services and financials sectors, and an overweight to the real estate sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in lululemon athletica, Inc., an athletic apparel designer and retailer based in Canada; ICON PLC, an Ireland-based outsourced development services provider to the pharmaceutical and medical device industries; and France-based Dassault Systemes SA, a software solutions and consulting services provider, were among the top detractors from relative performance during the period. Relative underweights to Recruit Holdings Co., Ltd., a Japan-based provider of HR technology and business solutions, and SAP SE, a provider of enterprise application software, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	(1.17)	2.44	3.32
MSCI EAFE Growth Index (Net)	2.05	4.00	5.84
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,290,987,643
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 12,095,472
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,290,987,643
Total number of portfolio holdings	105
Management services fees (represents 0.87% of Fund average net assets)	$ 12,095,472
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
SAP SE	2.6%
Industria de Diseno Textil SA	2.3%
Compass Group PLC	2.2%
Experian PLC	1.9%
ASML Holding NV	1.9%
Amadeus IT Group SA, Class A	1.8%
TotalEnergies SE	1.8%
Keyence Corp.	1.7%
Lonza Group AG, Registered Shares	1.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
SAP SE	2.6%
Industria de Diseno Textil SA	2.3%
Compass Group PLC	2.2%
Experian PLC	1.9%
ASML Holding NV	1.9%
Amadeus IT Group SA, Class A	1.8%
TotalEnergies SE	1.8%
Keyence Corp.	1.7%
Lonza Group AG, Registered Shares	1.7%

Variable Portfolio - Partners International Growth Fund Class 2
Shareholder Report [Line Items]
Fund Name	Variable Portfolio – Partners International Growth Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Variable Portfolio – Partners International Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 110	1.10%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the information technology, consumer discretionary, and materials sectors boosted the Fund’s relative results most during the annual period.
Allocations
| An underweight to the consumer staples sector, an overweight to the energy sector and the Fund’s cash position buoyed the Fund’s relative results during the annual period.
Individual holdings
| Positions in Taiwan Semiconductor Manufacturing Co., Ltd., a manufacturer of integrated circuits and wafers; MediaTek, Inc., a Taiwan-based manufacturer of computer peripherals oriented integrated circuits; and Dollarama, Inc., a Canada-based online shopping platform, were among the top contributors to the Fund’s relative performance. Relative underweights to Nestlé SA, a multinational food and drink processing conglomerate, and Novo Nordisk A/S, a multinational pharmaceutical company, also contributed to relative performance during the period.
Top Performance Detractors
Stock selection
| Selections in the industrials, financials and energy sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Underweights to the communication services and financials sectors, and an overweight to the real estate sector, detracted from relative performance during the period.
Individual holdings
| Fund positions in lululemon athletica, Inc., an athletic apparel designer and retailer based in Canada; ICON PLC, an Ireland-based outsourced development services provider to the pharmaceutical and medical device industries; and France-based Dassault Systemes SA, a software solutions and consulting services provider, were among the top detractors from relative performance during the period. Relative underweights to Recruit Holdings Co., Ltd., a Japan-based provider of HR technology and business solutions, and SAP SE, a provider of enterprise application software, also detracted from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	(1.41)	2.17	3.07
MSCI EAFE Growth Index (Net)	2.05	4.00	5.84
MSCI EAFE Index (Net) (b)	3.82	4.73	5.20
(a)
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the MSCI EAFE Index (Net), a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 1,290,987,643
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 12,095,472
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key
Fund
Statistics
Fund net assets	$ 1,290,987,643
Total number of portfolio holdings	105
Management services fees (represents 0.87% of Fund average net assets)	$ 12,095,472
Portfolio turnover for the reporting period	50%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
SAP SE	2.6%
Industria de Diseno Textil SA	2.3%
Compass Group PLC	2.2%
Experian PLC	1.9%
ASML Holding NV	1.9%
Amadeus IT Group SA, Class A	1.8%
TotalEnergies SE	1.8%
Keyence Corp.	1.7%
Lonza Group AG, Registered Shares	1.7%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
SAP SE	2.6%
Industria de Diseno Textil SA	2.3%
Compass Group PLC	2.2%
Experian PLC	1.9%
ASML Holding NV	1.9%
Amadeus IT Group SA, Class A	1.8%
TotalEnergies SE	1.8%
Keyence Corp.	1.7%
Lonza Group AG, Registered Shares	1.7%